Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Basic and diluted earnings per share [abstract]
Reconciliation of Earnings Used for Earnings per Share Calculations
Earnings used in determining consolidated earnings per share and earnings per share from continuing operations are as follows:

	Year ended December 31,

	2019	2018
Earnings attributable to common shareholders	1,564	3,933
Less: Dividends declared on preference shares	(3)	(3)
Earnings used in consolidated earnings per share	1,561	3,930
Less: Loss (earnings) from discontinued operations, net of tax	6	(3,859)
Remove: Non-controlling interests from discontinued operations	-	90
Earnings used in earnings per share from continuing operations	1,567	161

Weighted Average Common Shares
The weighted-average number of common shares outstanding, as well as a reconciliation of the weighted-average number of common shares outstanding used in the basic earnings per share computation to the weighted-average number of common shares outstanding used in the diluted earnings per share computation, is presented below:

	Year ended December 31,

	2019	2018
Weighted-average number of common shares outstanding	500,395,573	666,945,878
Weighted-average number of vested DSUs	434,180	640,507
Basic	500,829,753	667,586,385
Effect of stock options and TRSUs	1,691,447	624,332
Diluted	502,521,200	668,210,717